Note 6 - Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of fair value measurement of liabilities [text block]
	June 30, 2026
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
2025 Investor Warrants	$—	$—	$146
Total financial liabilities measured at fair value through profit or loss by level	$—	$—	$146
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$4.687
Loan from lessor	—	—	624
Total financial liabilities measured at amortized cost by level	$—	$—	$5.311
	December 31, 2025
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
2025 Investor Warrants	$—	$—	$287
Total financial liabilities measured at fair value through profit or loss by level	$—	$—	$287

Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$4,800
Loan from lessor	—	—	737
Total financial liabilities measured at amortized cost by level	$—	$—	$5,537

Disclosure of financial liabilities [text block]
Derivative Liability
(USD in thousands)
Carrying amount as of January 1, 2026	$287
Remeasurement of derivative liability	(141)
Carrying amount as of June 30, 2026	$146